FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2018 and 2017, respectively:

	As of December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,290	$-	$64,290
Foreign currency derivative contracts	-	(324)	-	(324)
Earn-out liability	-	-	(6,051)	(6,051)

Total financial net assets	$-	$63,966	$(6,051)	$57,915

	As of December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$63,194	$-	$63,194
Foreign currency derivative contracts	-	18	-	18
Earn-out liability	-	-	(5,267)	(5,267)

Total financial net assets	$-	$63,212	$(5,267)	$57,945

Schedule of Fair Value Measurements Using Significant Unobservable Inputs
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2018	$5,267

Earn Out liability - Netonomy	1,041
Earn Out liability adjustments due to exchange rates	(224)
Adjustment due to change in forecast and time value of earn-out consideration	(33)

Balance at December 31, 2018	$6,051